Right-of-use asset (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of right-of-use asset
Refer to the lease liabilities note (refer note 29) for additional detail.

Figures in million – SA rand	Notes	2021	2020	2019
Balance at beginning of the year		296	361	—
Impact of adopting IFRS 16 on 1 January 2019		—	—	302
Additions and modifications		65	66	44
Right-of-use assets acquired on acquisition of subsidiaries (Lonmin acquisition)	16.1	—	—	133
Impairment of mining assets	10	(28)	—	—
Depreciation		(112)	(124)	(112)
Transfers and other movements		—	(8)	(6)
Foreign currency translation		1	1	—
Balance at end of the year		222	296	361